UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2010

Money Market Fund
As of 12-31-10 (Unaudited)

Description	Yield* (%)	Par value	Value

Commercial Paper 57.88%			$248,219,379

(Cost $248,219,379)

American Honda Finance Corp.
01/05/11	0.200	16,000,000	15,999,644
Bank of America Corp.
01/03/11	0.270	15,000,000	14,999,775
Bank of Nova Scotia
01/03/11	0.140	20,000,000	19,999,844
CAFCO LLC
02/02/11	0.270	20,000,000	19,995,200
Credit Suisse USA, Inc.
01/05/11	0.230	15,000,000	14,999,617
Govco LLC
01/25/11 to 03/15/11	0.270 to 0.300	20,000,000	19,989,975
JPMorgan Chase & Company
01/03/11	0.010	21,000,000	20,999,988
Jupiter Securitization Company LLC
01/27/11	0.230	21,000,000	20,996,512
Nestle Capital Corp.
01/03/11	0.050	20,000,000	19,999,944
Old Line Funding LLC
03/02/11	0.270	20,251,000	20,241,887
Procter & Gamble International Funding SCA
01/13/11	0.170	20,000,000	19,998,867
Societe Generale North America, Inc.
01/04/11 to 01/14/11	0.250 to 0.300	20,000,000	19,998,654
UBS Finance (Delaware) LLC
01/06/11	0.190	20,000,000	19,999,472

Corporate Interest-Bearing Obligations 20.21%			$86,678,110

(Cost $86,678,110)

Bank of America NA (P)
01/27/11	0.361	5,000,000	5,000,000
Caterpillar Financial Services Corp. (P)
06/24/11	1.053	3,450,000	3,463,413
Credit Suisse USA, Inc.
11/15/11	6.125	2,070,000	2,166,823
Credit Suisse USA, Inc. (P)
03/02/11	0.490	1,000,000	1,000,326
John Deere Capital Corp. (P)
01/18/11	0.989	3,990,000	3,991,362
John Deere Capital Corp.
10/17/11	5.400	3,500,000	3,636,668
Morgan Stanley
01/21/11 to 04/15/11	5.050 to 6.750	16,321,000	16,433,556
Morgan Stanley (P)
01/18/11	0.539	1,745,000	1,745,040
The Goldman Sachs Group, Inc.
01/15/11 to 01/15/11	5.000 to 6.875	18,847,000	18,888,393
Toyota Motor Credit Corp. (P)
01/10/11	0.263	15,000,000	15,000,000
Toyota Motor Credit Corp.
05/18/11	5.450	5,215,000	5,314,541
Wells Fargo & Company
01/12/11 to 08/26/11	4.875 to 5.300	6,000,000	6,037,988

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Money Market Fund
As of 12-31-10 (Unaudited)

Maturity Date	Yield* (%)	Par value		Value

Corporate Interest-Bearing Obligations (continued)

Westpac Securities NZ, Ltd.
01/21/11	0.341	4,000,000		$4,000,000

U.S. Government & Agency Obligations 19.60%				$84,025,608

(Cost $84,025,608)

Bank of America Corp.(J)(P)
04/30/12 to 06/22/12	0.503 to 0.588	14,000,000		14,000,000
Citigroup Funding, Inc. (J)(P)
03/30/12	0.603	2,000,000		2,000,000
Federal Agricultural Mortgage Corp. (S)
01/14/11	4.875	4,000,000		4,006,493
Federal Home Loan Bank
12/23/11	0.500	5,000,000		5,000,000
General Electric Capital Corp.(J)(P)
03/11/11 to 03/12/12	0.382 to 0.502	7,000,000		7,000,000
JPMorgan Chase & Company(J)(P)
02/23/11 to 12/26/12	0.364 to 0.553	16,000,000		16,010,089
Morgan Stanley(J)(P)
02/10/12 to 06/20/12	0.502 to 0.654	15,000,000		15,000,000
The Goldman Sachs Group, Inc.(J)(P)
11/09/11 to 03/15/12	0.502 to 0.536	12,000,000		12,009,026
The Huntington National Bank (J)(P)
06/01/12	0.696	7,000,000		7,000,000
Union Bank NA (J)(P)
03/16/12	0.502	2,000,000		2,000,000

			Par value	Value

Repurchase Agreement 0.91%				$3,900,000

(Cost $3,900,000)

Repurchase Agreement with State Street Corp. dated 12-31-10 at
0.010% to be repurchased at $3,900,003 on 01-03-11, collateralized by $3,565,000 Federal Home Loan Mortgage Corp., 4.500% due
01-15-14 (valued at $3,979,431, including interest)			3,900,000	3,900,000

Total investments (Cost $422,823,097)† 98.60%				$422,823,097

Other assets and liabilities, net 1.40%				$6,004,313

Total net assets 100.00%				$428,827,410

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(J) These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12. These securities amounted to $75,019,115 or 17.50% of the Fund's net assets as of 12-31-10.

(P) Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 12-31-10, the aggregate cost of investment securities for federal income tax purposes was $422,823,097.

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Notes to the Schedule of Investments (Unaudited)

Security valuation. Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2010, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended December 31, 2010, there were no significant transfers in or out of Level 2 assets.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

440Q3 12/10
2/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
      Keith F. Hartstein
      President and Chief Executive Officer

Date: February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
      Keith F. Hartstein
      President and Chief Executive Officer

Date: February 24, 2011

By: /s/ Charles A. Rizzo
      Charles A. Rizzo
      Chief Financial Officer

Date: February 24, 2011